Acquisitions and Disposals - Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 28, 2020
Net assets acquired
Right of use assets	£ 687	£ 740
Goodwill	7,046	£ 10,552	£ 10,597
Pfizer Biotech Corporation Taiwan [member]
Net assets acquired
Intangible assets			2
Property, plant and equipment			5
Inventory			5
Trade and other receivables			6
Cash and cash equivalents			21
Trade and other payables			(20)
Net Assets Liabilities Excluding Goodwill As Of Acquisition Date			19
Non-controlling interest			(14)
Goodwill			124	£ 124
Total			129
Non-cash consideration (settlement of a promissory note)			129
Total consideration			£ 129
2022 Acquisition [Member]
Net assets acquired
Intangible assets	2,964
Property, plant and equipment	30
Right of use assets	53
Inventory	60
Trade and other receivables	19
Cash and cash equivalents	284
Lease liabilities	(56)
Trade and other payables	(117)
Taxation	(495)
Net Assets Liabilities Excluding Goodwill As Of Acquisition Date	2,742
Goodwill	1,127
Total	3,869
Total cash consideration	3,387
Fair value of contingent consideration	482
2022 Acquisition [Member] | Sierra Oncology [Member]
Net assets acquired
Intangible assets	1,497
Property, plant and equipment	0
Right of use assets	1
Inventory	60
Trade and other receivables	2
Cash and cash equivalents	175
Lease liabilities	(1)
Trade and other payables	(40)
Taxation	(259)
Net Assets Liabilities Excluding Goodwill As Of Acquisition Date	1,435
Goodwill	162
Total	1,597
Total cash consideration	1,597
Fair value of contingent consideration	0
2022 Acquisition [Member] | Affinivax [Member]
Net assets acquired
Intangible assets	1,467
Property, plant and equipment	30
Right of use assets	52
Inventory	0
Trade and other receivables	17
Cash and cash equivalents	109
Lease liabilities	(55)
Trade and other payables	(77)
Taxation	(236)
Net Assets Liabilities Excluding Goodwill As Of Acquisition Date	1,307
Goodwill	965
Total	2,272
Total cash consideration	1,790
Fair value of contingent consideration	£ 482